42) Other information (Details Text) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Description, present the provisional amounts for the assets and liabilities			If the acquisition had taken place on January 1, 2020, Management estimates that net income from the year would have been R$15,928,549 thousand.
Loans: expenses for expected loss on loans and advances increased				R$ 18,711,841
Cielo S.A. [Member]
Statement Line Items [Line Items]
Description, contract for the sale of all of its shares		On October 1, 2020, Cielo announced to the market that it had signed a contract for the sale of all of its shares in Companhia Brasileira de Gestao de Servicos ("Orizon"), representing 40.95% of the share capital of Orizon, to Bradseg Participacoes S.A. for the sum of R$128,992 thousand.
Other Currency USD [Member]
Statement Line Items [Line Items]
Description, senior notes in the international market	On January 27, 2020, Bradesco issued US$1.6 billion of senior notes in the international market, composed of two tranches of US$800 million, maturing in January 2023 and January 2025, with remuneration at fixed interest rates 2.85% and 3.20% p.a., respectively.